CONTRACT FULFILMENT COSTS	6 Months Ended
Sep. 30, 2025
Contract Fulfilment Costs
CONTRACT FULFILMENT COSTS

11	CONTRACT FULFILMENT COSTS

	September 30, 2025	March 31, 2025
	HK$	HK$
	(Unaudited)

Being balance	662,929	-
Additions	3,778,845	662,929
Amortisation	(162,929)	-

Total	4,278,845	662,929

The Group capitalised costs incurred to fulfil contracts as contract fulfilment costs in condensed consolidated statements of financial position. Contract fulfilment costs were HK$4,278,845 (March 31, 2025: HK$662,929) as of September 30, 2025. Contract fulfilment costs are amortised based on the timing of transfer to the customer of the goods or services. The amount of contract fulfilment costs of HK$162,929 were recognised as “cost of revenue” for the six months ended September 30, 2025 (six months ended September 30, 2024: Nil).